Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		4 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance			$ (103.3)	$ 34.0		$ 34.0
Other comprehensive income (loss), net of tax			(112.5)	(3.0)	$ 0.0	(142.0)	$ 34.0
Accumulated other comprehensive income (loss), ending balance			(215.4)			(103.3)	34.0
Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive income (loss), net of tax	$ 0.9							$ (64.6)
Unrealized Currency Translation Adjustments | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance			(72.1)	24.3		24.3
Current year deferrals to AOCI			(109.2)	(7.5)		(96.4)	24.3
Reclassifications from AOCI to Net income			0.0	0.0		0.0	0.0
Other comprehensive income (loss), net of tax			(109.2)	(7.5)		(96.4)	24.3
Accumulated other comprehensive income (loss), ending balance			(181.3)	16.8		(72.1)	24.3
Accumulated Defined Benefit Plans Adjustment [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance			(31.2)	7.5		7.5
Current year deferrals to AOCI			0.0	4.5		(29.7)	7.5
Reclassifications from AOCI to Net income			(0.4)	(0.1)		(9.0)	0.0
Other comprehensive income (loss), net of tax			(0.4)	4.4		(38.7)	7.5
Accumulated other comprehensive income (loss), ending balance			(31.6)	11.9		(31.2)	7.5
Accumulated Defined Benefit Plans Adjustment [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance	(141.6)	$ (142.3)					(141.6)
Current year deferrals to AOCI		0.7
Other comprehensive income (loss), net of tax		0.7
Accumulated other comprehensive income (loss), ending balance		(141.6)			(141.6)			(141.6)
Unrealized (Gain) Loss on Securities | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance			(0.2)	(0.9)		(0.9)
Current year deferrals to AOCI			0.5	(0.2)		0.7	(0.9)
Reclassifications from AOCI to Net income			0.0	0.0		0.0	0.0
Other comprehensive income (loss), net of tax			0.5	(0.2)		0.7	(0.9)
Accumulated other comprehensive income (loss), ending balance			0.3	(1.1)		(0.2)	(0.9)
Unrealized (Gain) Loss on Securities | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance	1.6	1.4					1.6
Current year deferrals to AOCI		0.2
Other comprehensive income (loss), net of tax		0.2
Accumulated other comprehensive income (loss), ending balance		1.6			1.6			1.6
Unrealized Gain (Losses) on Derivatives | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance			0.2	3.1		3.1
Current year deferrals to AOCI			(1.4)	1.9		3.6	7.5
Reclassifications from AOCI to Net income			(1.6)	(1.6)		(6.5)	(4.4)
Other comprehensive income (loss), net of tax			(3.0)	0.3		(2.9)	3.1
Accumulated other comprehensive income (loss), ending balance			(2.8)	3.4		0.2	3.1
Accumulated Other Comprehensive Income (Loss) [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance			(103.3)	34.0		34.0
Current year deferrals to AOCI			(110.1)	(1.3)		(121.8)	38.4
Reclassifications from AOCI to Net income			(2.0)	(1.7)		(15.5)	(4.4)
Other comprehensive income (loss), net of tax			(112.1)	(3.0)		(137.3)	34.0
Accumulated other comprehensive income (loss), ending balance			$ (215.4)	$ 31.0		$ (103.3)	34.0
Accumulated Other Comprehensive Income (Loss) [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance	$ (140.0)	(140.9)					$ (140.0)
Current year deferrals to AOCI		0.9
Other comprehensive income (loss), net of tax		0.9
Accumulated other comprehensive income (loss), ending balance		$ (140.0)			$ (140.0)			$ (140.0)